DERIVATIVE INSTRUMENTS (Schedule of the Fair Value Open Foreign Exchange Contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of foreign exchange hedge transactions	$ 973	$ 2,258
Fair value of foreign exchange hedge transactions	(11)	(3,224)
Total derivatives designated as hedging instruments	$ 173	$ (326)